CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Kinder Morgan, Inc.
Net income (loss)	$ 594.4	$ (41.3)	$ 495.0
Other comprehensive income (loss), net of tax (see Note 10)
Change in fair value of derivatives utilized for hedging purposes	6.2	(18.8)	(138.7)
Reclassification of change in fair value of derivatives to net income	67.8	21.2	(39.4)
Foreign currency translation adjustments	(14.0)	38.7	53.9
Benefit plan adjustments	(45.0)	(16.3)	2.8
Benefit plan amortization	6.9	6.6	6.9
Total other comprehensive income (loss)	21.9	31.4	(114.5)
Total comprehensive income (loss)	616.3	(9.9)	380.5
Noncontrolling Interests
Net income	65.6	340.9	278.1
Other comprehensive income (loss), net of tax (see Note 10)
Change in fair value of derivatives utilized for hedging purposes	(6.5)	34.6	208.8
Reclassification of change in fair value of derivatives to net income	117.0	85.7	45.7
Foreign currency translation adjustments	(20.4)	45.7	114.9
Benefit plan adjustments	(15.6)	(1.3)	(1.2)
Benefit plan amortization	0.3	0.2	0.1
Total other comprehensive income (loss)	87.8	95.7	(49.3)
Total comprehensive income	153.4	436.6	228.8
Total
Net income (loss)	660.0	299.6	773.1
Other comprehensive income (loss), net of tax (see Note 10)
Change in fair value of derivatives utilized for hedging purposes	12.7	(53.4)	(347.5)
Reclassification of change in fair value of derivatives to net income	184.8	106.9	6.3
Foreign currency translation adjustments	(34.4)	84.4	168.8
Benefit plan adjustments	(60.6)	(17.6)	1.6
Benefit plan amortization	7.2	6.8	7.0
Total other comprehensive income (loss)	109.7	127.1	(163.8)
Total comprehensive income	$ 769.7	$ 426.7	$ 609.3